UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2016 (Unaudited)

Deutsche Emerging Markets Frontier Fund

	Shares	Value ($)
Common Stocks 78.2%
Argentina 12.9%
Adecoagro SA* (a)	7,134	78,332
Grupo Financiero Galicia SA (ADR)	3,933	106,938
Grupo Supervielle SA (ADR)*	7,668	109,039
Pampa Energia SA (ADR)*	2,854	99,690
YPF SA (ADR)	3,393	57,647
(Cost $378,858)		451,646
Cambodia 1.2%
NagaCorp Ltd. (Cost $48,118)	65,500	40,296
Chile 3.4%
Cencosud SA (ADR)	9,661	83,858
Enersis Americas SA (ADR)	4,552	36,370
(Cost $118,302)		120,228
Colombia 7.4%
Bancolombia SA (ADR)	1,627	54,504
Ecopetrol SA (ADR)*	7,596	65,022
Grupo Aval Acciones y Valores (ADR)	6,972	52,848
Grupo de Inversiones Suramericana SA	7,561	87,300
(Cost $343,764)		259,674
Egypt 1.9%
Commercial International Bank Egypt SAE (ADR) (Cost $69,407)	17,662	66,409
Indonesia 1.1%
PT Cikarang Listrindo Tbk 144A (Cost $39,556)	354,100	39,192
Jordan 1.2%
Hikma Pharmaceuticals PLC (Cost $58,847)	2,000	42,544
Luxembourg 1.6%
Globant SA* (a) (Cost $65,590)	1,685	57,728
Peru 10.8%
Cia de Minas Buenaventura SAA (ADR)	3,093	34,549
Credicorp Ltd.	899	140,864
InRetail Peru Corp. 144A*	3,960	75,319
Southern Copper Corp.	3,897	127,939
(Cost $323,191)		378,671
Philippines 27.8%
ABS-CBN Holdings Corp. (PDR)	52,550	46,871
Ayala Land, Inc.	64,500	42,723
BDO Unibank, Inc.	57,760	129,941
Cebu Air, Inc.	29,200	59,693
CEMEX Holdings Philippines, Inc. 144A*	226,000	48,354
Century Pacific Food, Inc.	277,800	95,523
Globe Telecom, Inc.	730	21,551
GT Capital Holdings, Inc.	3,615	84,229
International Container Terminal Services, Inc.	62,930	91,660
Jollibee Foods Corp.	6,530	28,388
Metro Pacific Investments Corp.	522,600	65,193
Robinsons Land Corp.	142,500	73,776
SM Investments Corp.	8,190	102,607
Universal Robina Corp.	24,230	82,961
(Cost $1,089,682)		973,470
Singapore 1.0%
Jardine Cycle & Carriage Ltd. (Cost $32,309)	1,200	33,608
Thailand 2.6%
BTS Group Holdings PCL (NVDR)	139,000	33,853
Minor International PCL (NVDR)	54,500	57,232
(Cost $84,519)		91,085
United Arab Emirates 5.3%
Emaar Properties PJSC	50,838	94,348
NMC Health PLC	5,361	90,545
(Cost $152,543)		184,893
Total Common Stocks (Cost $2,804,686)		2,739,444
Participatory Note 2.7%
Saudi Arabia
Saudi Basic Industries Corp. (issuer Merrill Lynch International), Expiration Date 3/2/2017 (Cost $90,664)	3,830	96,400
Exchange-Traded Funds 7.9%
Pakistan 4.4%
Global X MSCI Pakistan ETF (Cost $124,633)	9,650	152,629
Vietnam 3.5%
VanEck Vectors Vietnam ETF (Cost $165,743)	9,280	124,167
Total Exchange-Traded Funds (Cost $290,376)		276,796
Cash Equivalents 10.5%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $366,824)	366,824	366,824
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,552,550) †	99.3	3,479,464
Other Assets and Liabilities, Net	0.7	24,097
Net Assets	100.0	3,503,561

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
† The cost for federal income tax purposes was $3,554,652. At November 30, 2016, net unrealized depreciation for all securities based on tax cost was $75,188. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $263,505 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $338,693.
(a) Listed on the New York Stock Exchange.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
NVDR: Non-Voting Depository Receipt
PDR: Philippine Depositary Receipt
PJSC: Public Joint Stock Company

At November 30, 2016 the Deutsche Emerging Markets Frontier Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Participatory Note & Exchange-Traded Funds
Financials	1,174,061	37.7%
Consumer Staples	415,993	13.4%
Materials	307,242	9.9%
Industrials	287,813	9.2%
Real Estate	210,847	6.8%
Consumer Discretionary	206,395	6.6%
Utilities	175,252	5.6%
Health Care	133,089	4.3%
Energy	122,669	3.9%
Information Technology	57,728	1.9%
Telecommunication Services	21,551	0.7%
Total	3,112,640	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$451,646	$—	$—	$451,646
Cambodia	—	40,296	—	40,296
Chile	120,228	—	—	120,228
Colombia	259,674	—	—	259,674
Egypt	66,409	—	—	66,409
Indonesia	—	39,192	—	39,192
Jordan	—	42,544	—	42,544
Luxembourg	57,728	—	—	57,728
Peru	378,671	—	—	378,671
Philippines	—	973,470	—	973,470
Singapore	—	33,608	—	33,608
Thailand	—	91,085	—	91,085
United Arab Emirates	—	184,893	—	184,893
Participatory Note	—	96,400	—	96,400
Exchange-Traded Funds (c)	276,796	—	—	276,796
Short-Term Investments	366,824	—	—	366,824
Total	$1,977,976	$1,501,488	$—	$3,479,464

As a result of the fair valuation model utilized by the Fund, certain international equity securities transferred from Level 1 to Level 2. During the period ended November 30, 2016, the amount of transfers between Level 1 and Level 2 was $1,771,955.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Frontier Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2017